Expense Example {- Templeton Global Bond VIP Fund} - FTVIP Class 1-62 - Templeton Global Bond VIP Fund - Class 1	May 01, 2021 USD ($)
Expense Example:
1 year	$ 50
3 years	168
5 years	297
10 years	$ 673